ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
NOTE 24 – ACCUMULATED OTHER COMPREHENSIVE LOSS

A summary of changes in accumulated other comprehensive loss (“AOCL”) during the years ended December 31 follows (1):

	Unrealized Losses on Available for Sale Securities	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Losses on Cash Flow Hedges	Unrealized Losses on Settled Derivatives	Dispropor- tionate Tax Effects from Cash Flow Hedges	Total
	(In thousands)
2013
Balances at beginning of period	$(516)	$(5,617)	$(739)	$-	$(1,186)	$(8,058)
Income tax	181	(181)	258	-	(258)	-
Balances at beginning of period, net of tax	(335)	(5,798)	(481)	-	(1,444)	(8,058)
Terminated cash flow hedge	-	-	370	(370)	-	-
Other comprehensive income (loss) before reclassifications	(2,877)	-	(24)	-	-	(2,901)
Amounts reclassified from AOCL	12	-	135	123	1,444	1,714
Net current period other comprehensive income (loss)	(2,865)	-	111	123	1,444	(1,187)
Balances at end of period	$(3,200)	$(5,798)	$-	$(247)	$-	$(9,245)

2012
Balances at beginning of period	$(3,579)	$(5,617)	$(1,103)	$(436)	$(1,186)	$(11,921)
Other comprehensive income (loss) before reclassifications	3,917	-	(127)	-	-	3,790
Amounts reclassified from AOCL	(854)	-	491	436	-	73
Net current period other comprehensive income (loss)	3,063	-	364	436	-	3,863
Balances at end of period	$(516)	$(5,617)	$(739)	$-	$(1,186)	$(8,058)

2011
Balances at beginning of period	$(4,448)	$(5,313)	$(1,420)	$(1,095)	$(844)	$(13,120)
Disproportionate tax effects	-	(304)	-	-	(342)	(646)
Other comprehensive income (loss) before reclassifications	313	-	(482)	-	-	(169)
Amounts reclassified from AOCL	556	-	799	659	-	2,014
Net current period other comprehensive income (loss)	869	(304)	317	659	(342)	1,199
Balances at end of period	$(3,579)	$(5,617)	$(1,103)	$(436)	$(1,186)	$(11,921)

(1)	2013 amounts are presented net of tax as we removed substantially all of the valuation allowance on our deferred tax assets during the second quarter of 2013 (see note #13).

The disproportionate tax effects from securities available for sale and cash flow hedges arose due to tax effects of other comprehensive income (“OCI”) in the presence of a valuation allowance against our deferred tax assets and a pretax loss from operations. Generally, the amount of income tax expense or benefit allocated to operations is determined without regard to the tax effects of other categories of income or loss, such as OCI. However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from operations and pretax income from other categories in the current period. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in operations. During the second quarter of 2013, we terminated our last remaining cash flow hedge and cleared the disproportionate tax effects relating to cash flow hedges from accumulated other comprehensive income (see note #13).

A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2013
Unrealized losses on available for sale securities
	$7	Net gains on securities
	(26)	Net impairment loss recognized in earnings
	(19)	Total reclassifications before tax
	(7)	Tax expense (benefit)
	$(12)	Reclassifications, net of tax

Unrealized losses on cash flow hedges
	$(208)	Interest expense
	(73)	Tax expense (benefit)
	$(135)	Reclassification, net of tax

Unrealized losses on settled derivatives
	$(189)	Interest expense
	(66)	Tax expense (benefit)
	$(123)	Reclassification, net of tax

Disproportionate tax effects from cash flow
hedges	$1,444	Tax expense (benefit)

	$(1,714)	Total reclassifications for the period, net of tax

2012
Unrealized losses on available for sale securities
	$1,193	Net gains on securities
	(339)	Net impairment loss recognized in earnings
	854	Total reclassifications before tax
	-	Tax expense (benefit)
	$854	Reclassifications, net of tax

Unrealized losses on cash flow hedges
	$(491)	Interest expense
	-	Tax expense (benefit)
	$(491)	Reclassification, net of tax

Unrealized losses on settled derivatives
	$(436)	Interest expense
	-	Tax expense (benefit)
	$(436)	Reclassification, net of tax

	$(73)	Total reclassifications for the period, net of tax

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2011
Unrealized losses on available for sale securities
	$204	Net gains on securities
	(760)	Net impairment loss recognized in earnings
	(556)	Total reclassifications before tax
	-	Tax expense (benefit )
	$(556)	Reclassifications, net of tax

Disproportionate tax effects from available for sale securities	$(304)	Tax expense (benefit )

Unrealized losses on cash flow hedges
	$(799)	Interest expense
	-	Tax expense (benefit )
	$(799)	Reclassification, net of tax

Unrealized losses on settled derivatives
	$(659)	Interest expense
	-	Tax expense (benefit )
	$(659)	Reclassification, net of tax

Disproportionate tax effects from cash flow hedges	$(342)	Tax expense (benefit )

	$(1,368)	Total reclassifications for the period, net of tax